Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Total cash outflows for leases	€ 525	€ 534
Commitments to purchase property, plant and equipment	251	264
Short term lease expense	96	97
Low value lease expense	77	79
Income from sublet	€ 19	€ 25
Freehold buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Leasehold land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years (or life of lease if less)
Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	2–20 years